EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of anti dilutive securities

	March 31, 2023	December 31, 2022
Convertible notes payable and accrued interest	–	58,891
Stock options	1,139,347	1,162,721
Warrants	20,241,203	4,682,551
Total common stock equivalents	21,380,550	5,904,163